ACACIA NATIONAL LIFE INSURANCE COMPANY ("ANLIC")

             Supplement to ALLOCATOR 2000 ANNUITY and ALLOCATOR 2000
                         Prospectuses Dated May 1, 1999
                      Supplement to REGENT 20000 Prospectus
                              Dated August 6, 1999

                         Supplement Dated March 30, 2000

As of May 1, 2000, the following portfolios are no longer investment options under the Policy:
                     Strong International Stock Fund II
                     Strong Discovery Fund
                     Dreyfus Stock Index Fund
Funds allocated to any of these portfolios as of April 30, 2000, may remain invested in that portfolio. If transferred out of the portfolio, however, reinvestment in the portfolio will not be an option. ANLIC eventually intends to file an application with the Securities and Exchange Commission to substitute the shares of other portfolios for shares of these portfolios.

On May 1, 2000, the following new investment options will be available under the
Policy:


PORTFOLIO                   INVESTMENT POLICIES                                            OBJECTIVE

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
Equity 500 Index            The Fund will invest primarily in common stocks of             Seeks to match, before
Fund                        companies that comprise the Standard &Poor's 500               expenses, the risk and return
                            Composite Stock Price Index  ("S&P 500 Index(R)"),             characteristics of the S&P 500
                            which emphasizes stocks of large U.S. companies.  The          Index.
                            Fund may also use stock index futures and options.

Small  Cap Index            The Fund will  invest  primarily  in common  stocks of         Seeks to match, before
                            Fund  companies that comprise  the Russell 2000 Small Stock    expenses, the risk and return
                            Index ("Russell 2000 Index(R)"), which emphasizes stocks       characteristics of the Russell
                            of small U.S. companies.  The Fund may also use stock          2000 Index.
                            index futures and options.

EAFE(R)Equity               The Fund will invest primarily in common stocks of             Seeks to match, before
Index Fund                  companies that comprise the Morgan Stanley Capital             expenses, the risk and return
                            International  EAFE Index(R) ("EAFE  Index"),  which           characteristics  of the EAFE
                            emphasizes stocks of companies in major markets in Europe,     Index.
                            Australia  and the Far  East.  The Fund may also use
                            stock index futures and options.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

VIP Equity-                 Investing at least 65% in income-producing equity              Seeks reasonable income.
Income:                     securities, which tend to lead to investments in large cap     Will also consider the
Service Class 2             "value" stocks.                                                potential for capital
                                                                                           appreciation.  Seeks a yield
                                                                                           which exceeds the composite
                                                                                           yield on the securities
                                                                                           comprising the Standard &
                                                                                           Poor's 500.
                                                                  (Continued on reverse side)

VIP High Income:            Investing at least 65% of total assets in income-              Seeks a high level of current
Service Class 2             producing debt securities, preferred stocks and                income while also considering
                            convertible securities, with an emphasis on lower-quality      growth of capital.
                            debt securities.

VIP II Contrafund:          Investing primarily in common stocks.  Investing in            Seeks long-term capital
Service Class 2             securities of companies whose value it believes is not         appreciation.
                            fully recognized by the public.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Asset             The fund will invest in equity securities of companies of      High total return.
Strategy                    any nation, debt securities of companies and
                            governments of any nation, and in money market
                            instruments.

Templeton                   The fund will invest in the equity securities of companies     Long-term capital growth.
International               located outside the U.S., including emerging markets.
Securities

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST

Partners Portfolio          Principal series investments are common stocks of mid-         Seeks capital growth.
                            to large-cap companies.

This Supplement should be retained with the current prospectus for your variable Policy issued by Acacia National Life Insurance Company. If you do not have a current prospectus, please contact ANLIC at 1-888-837-6791.